ENTITY WIDE DISCLOSURES (Revenues By Geographic Areas) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Segment Reporting Information [Line Items]
Revenues	$ 39,650	$ 33,823	$ 36,707
Israel [Member]
Segment Reporting Information [Line Items]
Revenues	21,980	18,965	20,792
North America [Member]
Segment Reporting Information [Line Items]
Revenues	6,081	6,686	6,009
Netherlands [Member]
Segment Reporting Information [Line Items]
Revenues	3,417	4,198	3,808
India [Member]
Segment Reporting Information [Line Items]
Revenues	5,925	1,825	3,292
Others [Member]
Segment Reporting Information [Line Items]
Revenues	$ 2,247	$ 2,149	$ 2,806